Convertible Notes – Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Convertible Notes Related Party
Convertible Notes – Related Party

4. Convertible Notes – Related Party

SAFE Agreement

In July 2021, the Company entered into a Simple Agreement for Future Equity (SAFE) with a related party at a purchase price of $150,000. In February 2023, the SAFE terminated and converted into 32,967 shares of common stock according to its terms upon the closing of the Company’s IPO. The conversion was considered a redemption for accounting purposes and consequently, the Company recognized a $63,626 loss on the conversion.

August 2021 Note

In August 2021, the Company entered into a convertible loan agreement with a related party in the amount of $99,900. In February 2023, the related party elected to convert the convertible loan into 21,747 shares of common stock according to its terms upon the closing of the Company’s IPO. The conversion was considered a redemption for accounting purposes and consequently, the Company recognized a $29,333 loss on the conversion.

5. Convertible Notes – Related Party

SAFE Agreement

On July 8, 2021, the Company entered into a Simple Agreement for Future Equity (SAFE), with a related party, at a purchase price of $150,000. The SAFE provided for no interest and terminated after conversion upon completion of the Company’s IPO. The SAFE provided for automatic conversion into the number of shares of SAFE Preferred Stock equal to the Purchase Amount divided by the Conversion Price, defined as either: (1) the SAFE Price (the price per share equal to the Post-Money Valuation Cap divided by the Company Capitalization) or (2) the Discount Price (the price per share of the Standard Preferred Stock sold in the Equity Financing multiplied by the Discount Rate),whichever calculation results in a greater number of shares of SAFE Preferred Stock.

In February 2023, the SAFE terminated and converted into 32,967 shares of common stock according to its terms upon the Company’s closing of its IPO. The conversion was considered a redemption for accounting purposes and consequently, the Company recognized a $63,626 loss on the conversion.

As of December 31, 2022, the $150,000 received from the SAFE was recorded at 6% imputed interest.

August 2021 Note

On August 19, 2021, the Company entered into a convertible loan agreement with a related party, with a principal balance of $99,900, an original issuance discount of 5% and a 9% interest rate. The loan provided for a maturity date of February 19, 2022. The noteholder had the right to convert the principal and interest into common shares of the Company at a conversion price based on a discount to the IPO price.

In February 2023, the related party elected to convert the convertible loan into 21,747 shares of common stock according to its terms upon the Company’s closing of its IPO. The conversion was considered a redemption for accounting purposes and consequently, the Company recognized a $29,333 loss on the conversion.

In connection with the convertible loan agreement, the Company also issued 99,000 warrants with an exercise price of $1.00 exercisable for five years from issuance. In May 2022, the Company and the note holder agreed to cancel and void previous warrants and enter into a new agreement for 115,185 warrants with an exercise price of $2.50. The Company assessed the differences in fair value and determined that they were de minimis and expensed the full value of the new warrants.